Deferred revenue (Details) - GBP (£) £ in Thousands	Dec. 31, 2018	Jun. 30, 2018		Dec. 31, 2017		Jun. 30, 2017
Deferred revenue
Total	£ 162,614	£ 217,597	[1]	£ 149,546	[1]
Less non-current deferred revenue	(32,952)	(37,085)		(32,704)		£ (39,648)
Current deferred revenue	£ 129,662	£ 180,512	[1]	£ 116,842	[1]	£ 203,445	[1]

[1]	Comparative amounts have been restated - see note 34 to the interim consolidated financial statements for further details.